CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 3,220	$ 466	¥ (60,573)	¥ (66,959)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	11,465	1,662	11,606	9,992
Expected credit loss provisions/(reversals)	(17)	(2)	7,344	2,649
Gains on disposal of property and equipment	(10)	(1)	(241)	(118)
Foreign exchange (gain)/loss	1,727	250	183	(46)
Impairment of long-lived assets	0	0	17,953	9,945
Share-based compensation expenses	16	2	839	4,590
Deferred income tax benefit	0	0	0	(1,755)
Loss from investments, net	29,024	4,208	8,487	2,185
Gain on deconsolidation of a subsidiary	(36,909)	(5,351)	0	0
Fair value changes of crypto assets	3,789	549	0	0
Share of results of equity investees	(3,906)	(566)	2,548	2,886
Amortization of right-of-use assets and interest on lease liabilities	466	68	1,894	4,085
Changes in operating assets and liabilities:
Prepayments, receivables and other current assets	4,316	626	27,389	11,174
Short-term investment	(63,556)	(9,214)	(57,071)	0
Loan receivables - service fee	37	5	39	(23)
Inventories	(34)	(5)	84	46
Amounts due from related parties	(193)	(28)	(342)	31
Other non-current assets	239	35	(25,872)	0
Accounts payable	(951)	(138)	(2,362)	(1,317)
Salary and welfare payable	254	37	937	(6,614)
Taxes payable	6,279	910	1,793	(10,065)
Advances from customers	0	0	(150)	(38)
Advances to suppliers	(617)	(89)	(141)	920
Amounts due to related parties	2,664	386	(1,864)	1,145
Operating lease liabilities	(782)	(113)	(1,948)	(1,961)
Accruals and other current liabilities	(3,938)	(571)	1,552	(1,213)
Net cash used in operating activities	(47,417)	(6,874)	(67,916)	(40,461)
Cash flows from investing activities:
Prepayment and payment for purchase of property and equipment	(4,095)	(594)	(10,080)	(94,156)
Acquisition of crypto assets	(8,432)	(1,222)	0	0
Purchase of intangible assets	0	0	0	(245)
Dispose of crypto assets	1	0	0	0
Disposal of property and equipment	222	32	380	1,658
Cash received from long-term investments under equity method	150	22	6,136	2,144
Purchase of short-term investments	(193,000)	(27,979)	(360,321)	(306,386)
Proceeds from sale of short term investments	359,260	52,082	170,873	390,975
Purchase of gold	0	0	(5,004)	0
Disposal of gold	0	0	54,255	839
Cash paid for long-term investments	(102,044)	(14,793)	(12,243)	(15,192)
Cash paid for loan originations	(260,101)	(37,707)	(354,399)	(482,257)
Cash received from loan repayments	306,333	44,409	318,473	482,854
Cash paid for loan to investee	0	0	(16,000)	0
Net cash decrease from deconsolidation of a subsidiary	(3,397)	(493)	0	0
Dispose of long-term investments	4,437	643	0	0
Net cash (used in)/provided by investing activities	99,334	14,400	(207,930)	(19,766)
Cash flows from financing activities:
Proceeds from short-term borrowing	1	0	0	0
Cash received for sale of treasury stock	7	1	0	0
Cash payment for repurchase of ordinary shares (Note 16)	0	0	(822)	0
Net cash (used in)/provided by financing activities	8	1	(822)	0
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(319)	(46)	(98)	2,514
Net (decrease)/increase in cash and cash equivalents and restricted cash	51,606	7,481	(276,766)	(57,713)
Cash and cash equivalents and restricted cash at beginning of year	82,532	11,965	359,298	417,011
Cash and cash equivalents and restricted cash at end of year	134,138	19,446	82,532	359,298
Supplemental disclosures of cash flow information:
Cash paid for income taxes	(17)	(2)	(61)	(7,470)
Cash paid for interest expenses	(11)	(2)	(1)	(191)
Supplemental schedule of non-cash investing and financing activities:
Payable related to purchase of property and equipment	¥ 178	$ 26	¥ 15,590	¥ 14,535